GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL [Abstract]
Change in Carrying Amounts

The change in the carrying amounts of goodwill by reporting unit which is the same as reportable segment is as follows:

	2012				2013
		Mobile	Internet			Mobile	Internet
	WVAS	games	games	Total	WVAS	games	games	Total

Gross amount:
Beginning balance	$43,923,184	$5,267,663	$68,831,261	$118,022,108	$43,929,382	$20,274,048	$68,408,299	$132,611,729
Goodwill recognized in acquisition	-	14,953,476	-	14,953,476	-	-	-	-
Exchange differences	6,198	52,909	(422,962)	(363,855)	106,018	608,682	2,098,524	2,813,224

Ending balance	43,929,382	20,274,048	68,408,299	132,611,729	44,035,400	20,882,730	70,506,823	135,424,953

Accumulated impairment loss:
Beginning balance	(41,878,521)	-	(3,176,478)	(45,054,999)	(41,878,521)	-	(3,182,185)	(45,060,706)
Exchange differences	-	-	(5,707)	(5,707)	-	-	(97,618)	(97,618)

Ending balance	(41,878,521)	-	(3,182,185)	(45,060,706)	(41,878,521)	-	(3,279,803)	(45,158,324)

Goodwill, net	$2,050,861	$20,274,048	$65,226,114	$87,551,023	$2,156,879	$20,882,730	$67,227,020	$90,266,629